Additional Information Required by the Argentine Central Bank - Summary of Compliance with Minimum Cash Requirements (Detail) - Dec. 31, 2025 € in Thousands, $ in Thousands, $ in Thousands	ARS ($)	USD ($)	EUR (€)
Banco de Galicia y Bs.As. S.A. | Ps.
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	$ 3,613,417,135
Banco de Galicia y Bs.As. S.A. | Ps. | Checking Accounts at Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	971,446,461
Banco de Galicia y Bs.As. S.A. | Ps. | Special Guarantees Accounts at Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	401,460,352
Banco de Galicia y Bs.As. S.A. | Ps. | Argentine Treasury Bonds
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	39,278,146
Banco de Galicia y Bs.As. S.A. | Ps. | Titulos Publicos Nacionales
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	2,201,232,176
Banco de Galicia y Bs.As. S.A. | US$
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank		$ 3,258,249
Banco de Galicia y Bs.As. S.A. | US$ | Checking Accounts at Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank		3,237,534
Banco de Galicia y Bs.As. S.A. | US$ | Special Guarantees Accounts at Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank		$ 20,715
Banco de Galicia y Bs.As. S.A. | Euro
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank | €			€ 30
Banco de Galicia y Bs.As. S.A. | Euro | Checking Accounts at Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank | €			€ 30
Liquidity Bills computable for minimum cash | Ps.
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	$ 0